Restructuring expenses (Details) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2017	Mar. 31, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	SFr 69	SFr 137	SFr 91	SFr 206	SFr 346
General and Administrative Expense [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	19	8	41	27	114
Compensation and benefits
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	50	129	50	179	232
of which severance
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	24	62	62	86	116
of which accelerated deferred compensation
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	17	25	(16)	42	89
of which pensions
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	9	42	4	51	27
Operating Segments | Swiss Universal Bank
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	(4)	52	4	48	44
Operating Segments | International Wealth Management
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	7	36	15	43	23
Operating Segments | Asia Pacific
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	11	19	10	30	11
Operating Segments | Global Markets
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	32	20	50	52	150
Operating Segments | Investment Banking & Capital Markets
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	10	2	(8)	12	19
Operating Segments | Strategic Resolution Unit
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	11	7	20	18	99
Corporate Center
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	2	SFr 1	0	3	0
Bank
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	SFr 61		SFr 86	155	319
Bank | General and Administrative Expense [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring expenses				27	114
Bank | Compensation and benefits
Restructuring Cost and Reserve [Line Items]
Restructuring expenses				128	205
Bank | of which severance
Restructuring Cost and Reserve [Line Items]
Restructuring expenses				86	116
Bank | of which accelerated deferred compensation
Restructuring Cost and Reserve [Line Items]
Restructuring expenses				42	89
Bank | Operating Segments | Swiss Universal Bank
Restructuring Cost and Reserve [Line Items]
Restructuring expenses				48	44
Bank | Operating Segments | International Wealth Management
Restructuring Cost and Reserve [Line Items]
Restructuring expenses				43	23
Bank | Operating Segments | Asia Pacific
Restructuring Cost and Reserve [Line Items]
Restructuring expenses				30	11
Bank | Operating Segments | Global Markets
Restructuring Cost and Reserve [Line Items]
Restructuring expenses				52	150
Bank | Operating Segments | Investment Banking & Capital Markets
Restructuring Cost and Reserve [Line Items]
Restructuring expenses				12	19
Bank | Operating Segments | Strategic Resolution Unit
Restructuring Cost and Reserve [Line Items]
Restructuring expenses				18	99
Bank | Corporate Center
Restructuring Cost and Reserve [Line Items]
Restructuring expenses				3	0
Bank | Adjustments
Restructuring Cost and Reserve [Line Items]
Restructuring expenses				SFr (51)	SFr (27)